Provision for expected credit losses (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade Receivables
At the beginning of the year	R$ (4)	R$ (32)	R$ (4)
Additions	(15)	(56)
Reversals	13	5
Write off trade receivables		42
Discontinued operations		43
Foreign currency translation adjustment		(6)
Business combination			(28)
At the end of the year	R$ (6)	R$ (4)	R$ (32)